Breakdown of total exposure and allowance for credit losses by stages to Russia (Detail) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Total Exposure [Member]
Breakdown of total exposure and allowance for credit losses to Russia by stages [Line Items]
Stage 1		€ 105	€ 209
Stage 2		1,032	1,182
Stage 3		277	336
Total exposure to Russia by stages		1,414	1,726
Allowance For Credit Losses [Member]
Breakdown of total exposure and allowance for credit losses to Russia by stages [Line Items]
Stage 1	[1]	0	0
Stage 2	[1]	6	10
Stage 3	[1]	46	68
Total exposure to Russia by stages	[1]	53	79
Total Collateral and Gurantees [Member]
Breakdown of total exposure and allowance for credit losses to Russia by stages [Line Items]
Stage 1		59	59
Stage 2		435	375
Stage 3		106	152
Total exposure to Russia by stages		€ 599	€ 586

[1]	Allowance for credit losses do not include allowance for country risk amounting to € 3 million as of June 30, 2023 and € 11 million as of December 31, 2022